Operating and Geographic Segmentation - Additional Information (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2025 CAD ($) Professionals Locations Business	Oct. 31, 2024 CAD ($)
Disclosure of operating segments [line items]
Number of operating groups | Business	4
Taxable equivalent basis adjustment amount | $	$ 39	$ 58
Capital Markets [Member]
Disclosure of operating segments [line items]
Number of professionals in lines of business | Professionals	2,700
Number of operating locations | Locations	38